Income Taxes (Details) - Schedule of deferred tax assets - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Accrual to cash	$ 3,971	$ 2,582
Accrued bonus	189
Stock-based compensation	748	742
Deferred rent	22	11
Deferred revenue	311	72
Bad debt expense	100	46
Contributions	18
Depreciation	34
Foreign exchange losses		40
Net operating Losses	14,291	8,544
Total deferred income tax assets	19,684	12,037
Less: valuation allowance	(18,570)	(10,561)
Deferred income tax liabilities:
Amortization	(30)
Depreciation		(4)
Accrual to cash	(1,084)	(1,472)
Total deferred income tax liabilities	(1,114)	(1,476)
Total deferred tax assets, net